iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(unaudited)
April 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .1%
iShares Core U.S. REIT ETF ................. 3,196 $ 178,784
iShares Russell 1000 ETF ................... 11,657 3,551,538
3,730,322
a
Domestic Fixed Income  —  59 .8%
iShares 0-5 Year TIPS Bond ETF .............. 14,890 1,541,115
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 6,904 339,953
iShares 10-20 Year Treasury Bond ETF .......... 4,911 504,065
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 11,012 578,020
iShares 5-10 Year Investment Grade Corporate Bond
ETF
(b)
............................... 7,910 415,196
iShares MBS ETF ........................ 21,217 1,989,943
iShares U.S. Treasury Bond ETF .............. 152,803 3,526,693
8,894,985
a
International Equity  —  15 .0%
iShares Core MSCI Emerging Markets ETF ....... 10,990 595,328
iShares Core MSCI International Developed Markets
ETF ................................ 20,350 1,457,467
Security Shares Value
a
International Equity — 15.0% (continued)
iShares Global Infrastructure ETF .............. 3,161 $ 178,249
2,231,044
a
Total Long-Term Investments — 99.9%
(Cost: $ 14,269,226 ) ................................. 14,856,351
a
Short-Term Securities
Money Market Funds  —  6 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(a) (c) (d)
...................... 968,504 968,891
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(a) (c)
............................ 43,095 43,095
a
Total Short-Term Securities — 6.8%
(Cost: $ 1,011,983 ) .................................. 1,011,986
Total Investments — 106.7%
(Cost: $ 15,281,209 ) ................................. 15,868,337
Liabilities in Excess of Other Assets — ( 6 .7 ) % ............... (997,912)
Net Assets — 100.0% ................................. $ 14,870,425
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 149,966 $ 818,938
(a)
$ — $ (5) $ (8) $ 968,891 968,504 $ 3,210
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,746 41,349
(a)
— — — 43,095 43,095 480 —
iShares 0-5 Year TIPS
Bond ETF ....... 385,569 1,352,757 (239,310) 6,052 36,047 1,541,115 14,890 20,999 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 131,353 425,394 (198,960) (6,065) (11,769) 339,953 6,904 11,437 —
iShares 10-20 Year
Treasury Bond ETF 215,950 798,391 (502,333) (8,211) 268 504,065 4,911 15,952 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 205,250 592,199 (226,058) 2,232 4,397 578,020 11,012 14,099 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 139,253 410,203 (135,920) 1,612 48 415,196 7,910 10,305 —
iShares Core MSCI
Emerging Markets
ETF ........... 137,277 532,147 (74,468) 2,726 (2,354) 595,328 10,990 8,884 —
iShares Core MSCI
International
Developed Markets
ETF ........... 355,650 1,244,744 (221,439) 10,849 67,663 1,457,467 20,350 15,392 —

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
LifePath
®
Retirement ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
  Shares Held
at 04/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 58,478 $ 168,490 $ (37,304) $ 887 $ (11,767) $ 178,784 3,196 $ 3,035 $ —
iShares Global
Infrastructure ETF . 44,813 166,412 (45,500) 2,550 9,974 178,249 3,161 2,003 —
iShares MBS ETF ... 552,813 1,652,370 (226,388) 8,790 2,358 1,989,943 21,217 38,620 —
iShares Russell 1000
ETF ........... 968,193 3,393,123 (670,134) 32,139 (171,783) 3,551,538 11,657 24,000 —
iShares Russell 2000
ETF
(c)
.......... 17,237 34,707 (47,572) 2,385 (6,757) — — 235 —
iShares U.S. Treasury
Bond ETF ....... 743,591 2,978,719 (223,525) 10,613 17,295 3,526,693 152,803 45,353 —
$ 66,554 $ (66,388)
$ 15,868,337
$ 214,004 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 14,856,351 $ — $ — $ 14,856,351
Short-Term Securities
Money Market Funds ...................................... 1,011,986 — — 1,011,986
$ 15,868,337 $ — $ — $ 15,868,337
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security